CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Disclosure of cash and cash equivalents
A breakdown of cash and cash equivalents is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Cash and bank balances	1,467,711	1,742,214
Cash and cash equivalents	1,467,711	1,742,214
A breakdown of cash and cash equivalents by currency is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Euro	1,327,092	1,535,630
U.S. Dollar	75,125	107,871
Chinese Yuan	24,013	62,525
Pound Sterling	10,256	8,483
Other currencies	31,225	27,705
Total	1,467,711	1,742,214

Disclosure of internal credit grades
Information relating to the short-term credit rating of the Group’s cash and cash equivalents is presented below.

	At December 31,
	2025	2024
P-1 / A-1 / Aaa-mf / AAAm (1)	49%	36%
P-2 / A-2	50%	59%
P-3 / A-3 / Not rated	1%	5%
_____________________________
(1)Aaa-mf (Moody’s) /AAAm (S&P Global Ratings) refer to money market funds. P-ratings (Moody’s) and A-ratings (S&P Global Ratings) refer to the short-term rating of the financial institutions with whom the Group deposits cash in current accounts or other short-term instruments.

Disclosure of available liquidity
A breakdown of the Group’s available liquidity is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Cash and cash equivalents	1,467,711	1,742,214
Undrawn committed credit lines	550,000	550,000
Available liquidity	2,017,711	2,292,214